Leases - Detailed Information about in Recognized Profit or Loss Leases (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [abstract]
Interest on lease liabilities	¥ 74	¥ 96	¥ 113
Depreciation charge of right-of-use assets	1,139	1,411
Expense relating to short-term leases	324	333
Expense relating to leases of low-value assets (except for short-term lease liabilities)		1
Total	¥ 1,537	¥ 1,841